 TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.2%[a]

FIXED INCOME—40.4%
	1,505,022	TIAA-CREF Bond Fund	$16,495,046
	1,499,815	TIAA-CREF Bond Plus Fund	16,467,966
		TOTAL FIXED INCOME	32,963,012

INTERNATIONAL EQUITY—6.2%
	76,748	TIAA-CREF Emerging Markets Equity Fund	864,185
	122,672	TIAA-CREF International Equity Fund	1,223,042
	81,621	TIAA-CREF International Opportunities Fund	1,046,375
	185,962	TIAA-CREF Quant International Equity Fund	1,270,124
	68,104	TIAA-CREF Quant International Small-Cap Equity Fund	625,872
		TOTAL INTERNATIONAL EQUITY	5,029,598

SHORT-TERM FIXED INCOME—40.3%
	3,130,088	TIAA-CREF Short-Term Bond Fund	32,803,323
		TOTAL SHORT-TERM FIXED INCOME	32,803,323

U.S. EQUITY—13.4%
	38,189	Nuveen Dividend Value Fund	484,619
	186,225	TIAA-CREF Growth & Income Fund	2,504,731
	140,227	TIAA-CREF Large-Cap Growth Fund	2,977,022
	159,908	TIAA-CREF Large-Cap Value Fund	2,587,308
	95,884	TIAA-CREF Quant Large-Cap Growth Fund	1,350,045
	56,697	TIAA-CREF Quant Large-Cap Value Fund	484,759
	2,498	TIAA-CREF Quant Small-Cap Equity Fund	36,153
	41,466	TIAA-CREF Quant Small/Mid-Cap Equity Fund	453,642
		TOTAL U.S. EQUITY	10,878,279

		TOTAL AFFILIATED INVESTMENT COMPANIES	81,674,212
		(Cost $78,060,385)

		TOTAL INVESTMENTS—100.2%	81,674,212
		(Cost $78,060,385)
		OTHER ASSETS & LIABILITIES, NET—(0.2)%	(202,805)
		NET ASSETS—100.0%	$81,471,407

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.

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 TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—40.8%
	2,833,227	TIAA-CREF Bond Fund	$31,052,172
	8,476,828	TIAA-CREF Bond Plus Fund	93,075,573
		TOTAL FIXED INCOME	124,127,745

INTERNATIONAL EQUITY—12.2%
	568,821	TIAA-CREF Emerging Markets Equity Fund	6,404,924
	911,496	TIAA-CREF International Equity Fund	9,087,615
	605,886	TIAA-CREF International Opportunities Fund	7,767,461
	1,337,998	TIAA-CREF Quant International Equity Fund	9,138,526
	506,203	TIAA-CREF Quant International Small-Cap Equity Fund	4,652,002
		TOTAL INTERNATIONAL EQUITY	37,050,528

SHORT-TERM FIXED INCOME—20.3%
	5,887,272	TIAA-CREF Short-Term Bond Fund	61,698,607
		TOTAL SHORT-TERM FIXED INCOME	61,698,607

U.S. EQUITY—26.6%
	282,244	Nuveen Dividend Value Fund	3,581,676
	1,378,912	TIAA-CREF Growth & Income Fund	18,546,364
	1,039,883	TIAA-CREF Large-Cap Growth Fund	22,076,724
	1,185,639	TIAA-CREF Large-Cap Value Fund	19,183,647
	689,453	TIAA-CREF Quant Large-Cap Growth Fund	9,707,501
	420,604	TIAA-CREF Quant Large-Cap Value Fund	3,596,163
	58,376	TIAA-CREF Quant Small-Cap Equity Fund	844,704
	307,017	TIAA-CREF Quant Small/Mid-Cap Equity Fund	3,358,762
		TOTAL U.S. EQUITY	80,895,541

		TOTAL AFFILIATED INVESTMENT COMPANIES	303,772,421
		(Cost $289,894,423)

		TOTAL INVESTMENTS—99.9%	303,772,421
		(Cost $289,894,423)
		OTHER ASSETS & LIABILITIES, NET—0.1%	349,674
		NET ASSETS—100.0%	$304,122,095

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.

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 TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.3%[a]

FIXED INCOME—41.3%
	18,949,037	TIAA-CREF Bond Plus Fund	$208,060,427
		TOTAL FIXED INCOME	208,060,427

INTERNATIONAL EQUITY—18.7%
	1,433,765	TIAA-CREF Emerging Markets Equity Fund	16,144,196
	2,293,079	TIAA-CREF International Equity Fund	22,861,999
	1,526,940	TIAA-CREF International Opportunities Fund	19,575,371
	3,505,797	TIAA-CREF Quant International Equity Fund	23,944,597
	1,273,362	TIAA-CREF Quant International Small-Cap Equity Fund	11,702,197
		TOTAL INTERNATIONAL EQUITY	94,228,360

U.S. EQUITY—40.3%
	709,463	Nuveen Dividend Value Fund	9,003,086
	3,468,997	TIAA-CREF Growth & Income Fund	46,658,015
	2,619,703	TIAA-CREF Large-Cap Growth Fund	55,616,288
	2,983,798	TIAA-CREF Large-Cap Value Fund	48,277,845
	1,804,667	TIAA-CREF Quant Large-Cap Growth Fund	25,409,714
	1,059,387	TIAA-CREF Quant Large-Cap Value Fund	9,057,755
	16,615	TIAA-CREF Quant Small-Cap Equity Fund	240,421
	771,906	TIAA-CREF Quant Small/Mid-Cap Equity Fund	8,444,647
		TOTAL U.S. EQUITY	202,707,771

		TOTAL AFFILIATED INVESTMENT COMPANIES	504,996,558
		(Cost $480,779,857)

		TOTAL INVESTMENTS—100.3%	504,996,558
		(Cost $480,779,857)
		OTHER ASSETS & LIABILITIES, NET—(0.4)%	(1,742,274)
		NET ASSETS—100.0%	$503,254,284

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.

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 TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.2%[a]

FIXED INCOME—20.8%
	4,731,019	TIAA-CREF Bond Plus Fund	$51,946,591
		TOTAL FIXED INCOME	51,946,591

INTERNATIONAL EQUITY—24.9%
	958,839	TIAA-CREF Emerging Markets Equity Fund	10,796,529
	1,534,809	TIAA-CREF International Equity Fund	15,302,045
	1,017,678	TIAA-CREF International Opportunities Fund	13,046,628
	2,256,331	TIAA-CREF Quant International Equity Fund	15,410,740
	851,155	TIAA-CREF Quant International Small-Cap Equity Fund	7,822,112
		TOTAL INTERNATIONAL EQUITY	62,378,054

U.S. EQUITY—54.5%
	474,961	Nuveen Dividend Value Fund	6,027,257
	2,319,275	TIAA-CREF Growth & Income Fund	31,194,244
	1,751,839	TIAA-CREF Large-Cap Growth Fund	37,191,535
	1,993,244	TIAA-CREF Large-Cap Value Fund	32,250,696
	1,161,558	TIAA-CREF Quant Large-Cap Growth Fund	16,354,733
	707,402	TIAA-CREF Quant Large-Cap Value Fund	6,048,283
	103,804	TIAA-CREF Quant Small-Cap Equity Fund	1,502,039
	517,075	TIAA-CREF Quant Small/Mid-Cap Equity Fund	5,656,798
		TOTAL U.S. EQUITY	136,225,585

		TOTAL AFFILIATED INVESTMENT COMPANIES	250,550,230
		(Cost $240,853,560)

		TOTAL INVESTMENTS—100.2%	250,550,230
		(Cost $240,853,560)
		OTHER ASSETS & LIABILITIES, NET—(0.2)%	(535,704)
		NET ASSETS—100.0%	$250,014,526

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.

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 TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.0%[a]

INTERNATIONAL EQUITY—31.1%
	802,380	TIAA-CREF Emerging Markets Equity Fund	$9,034,794
	1,280,706	TIAA-CREF International Equity Fund	12,768,637
	852,223	TIAA-CREF International Opportunities Fund	10,925,505
	1,818,982	TIAA-CREF Quant International Equity Fund	12,423,645
	711,287	TIAA-CREF Quant International Small-Cap Equity Fund	6,536,730
		TOTAL INTERNATIONAL EQUITY	51,689,311

U.S. EQUITY—68.9%
	399,522	Nuveen Dividend Value Fund	5,069,937
	1,943,628	TIAA-CREF Growth & Income Fund	26,141,801
	1,465,257	TIAA-CREF Large-Cap Growth Fund	31,107,411
	1,669,534	TIAA-CREF Large-Cap Value Fund	27,013,057
	942,517	TIAA-CREF Quant Large-Cap Growth Fund	13,270,639
	591,389	TIAA-CREF Quant Large-Cap Value Fund	5,056,375
	143,566	TIAA-CREF Quant Small-Cap Equity Fund	2,077,406
	432,730	TIAA-CREF Quant Small/Mid-Cap Equity Fund	4,734,066
		TOTAL U.S. EQUITY	114,470,692

		TOTAL AFFILIATED INVESTMENT COMPANIES	166,160,003
		(Cost $160,692,412)

		TOTAL INVESTMENTS—100.0%	166,160,003
		(Cost $160,692,412)
		OTHER ASSETS & LIABILITIES, NET—(0.0)%	(15,710)
		NET ASSETS—100.0%	$166,144,293

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.

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TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("Commission") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees ("Board"). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in registered investment companies:These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of February 29, 2020, all of the investments in the Funds were valued based on Level 1 inputs.

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